In accordance with the foregoing, changes in the outstanding free ordinary shares are as follows (Details) - Free ordinary shares [member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Outstanding as at January 1	1,842,404	2,191,947
Forfeited		349,543
Outstanding at year end		1,842,404